Significant Transactions (Details Narrative) shares in Millions, $ in Millions, $ in Millions				3 Months Ended				12 Months Ended
	Jun. 26, 2023 shares	May 05, 2023 CAD ($)	May 05, 2023 USD ($)	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 USD ($)	Apr. 30, 2023 CAD ($)	Apr. 30, 2023 USD ($)	Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)	Mar. 01, 2023 CAD ($)	Mar. 01, 2023 USD ($)
Cowen Inc [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration paid										$ 1,500	$ 1,100
Percentage of common shares acquired										100.00%	100.00%
Share-based compensation amounts										$ 205	$ 151
Assets										10,800	7,933
Liabilities										9,884	7,261
Other intangibles assets										298	219
Goodwill										744	546
Assets classified as held for sale								$ 1,958
Liabilities classified as held for sale								1,291
Cowen Inc [Member] | SeriesA Preferred Stock [Member]
Disclosure of detailed information about business combination [line items]
Settlement of stocks										$ 253	$ 186
First Horizon Corporation [Member]
Disclosure of detailed information about business combination [line items]
Cash payment		$ 306	$ 225
Bank recognized a valuation adjustment on investment						$ 199	$ 147
OCI loss recognized on conversion of preferred shares to common shares				$ (166)	$ (126)
Non-interest income related to mark-to-market on the swaps								1,386	$ 1,487
Net interest income related to the basis adjustment amortization								262	154
Non-interest income related to the net interest earned on the swaps								$ 585	$ 121
First Horizon Corporation [Member] | Preference shares [member]
Disclosure of detailed information about business combination [line items]
Investment in non-voting preferred stock					$ 494
First Horizon Corporation [Member] | Ordinary shares [member]
Disclosure of detailed information about business combination [line items]
Conversion of stock shares issued | shares	19.7